26. Commitments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	R$ 45,090,382	R$ 48,032,429
Future Commitments Resulting From Operating Lease	6,463,564	6,724,541
Minimum Operating Lease Payments	5,304,714	6,246,725
2017
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Operating Lease	0	286,829
Minimum Operating Lease Payments	0	857,747
2018
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	0	1,787,388
Future Commitments Resulting From Operating Lease	316,215	483,518
Minimum Operating Lease Payments	858,508	839,343
2019
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	1,117,604	2,917,833
Future Commitments Resulting From Operating Lease	773,268	658,930
Minimum Operating Lease Payments	928,226	889,940
2020
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	4,538,258	4,471,172
Future Commitments Resulting From Operating Lease	848,003	835,468
Minimum Operating Lease Payments	888,944	873,692
2021
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	6,198,259	6,106,634
Future Commitments Resulting From Operating Lease	852,458	839,856
Minimum Operating Lease Payments	746,595	745,719
2022
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	6,353,457	6,229,538
Future Commitments Resulting From Operating Lease	866,119	853,316
Minimum Operating Lease Payments	630,477	646,388
Thereafter
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	26,882,804	26,519,864
Future Commitments Resulting From Operating Lease	2,807,501	2,766,624
Minimum Operating Lease Payments	R$ 1,251,964	R$ 1,393,896